SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Revenue Recognition
Number of revenue recognition criteria	4
Post sale obligations other than warranty terms and telephone support to end customers	$ 0
Number of Companies receiving map data with Non- refundable minimum Licensing fee	1
Number of separate units	2
Post contract services provided	0
VAT rebate	11,976	14,008	10,692
VAT rate One (as a percent)	3.00%
VAT rate Two (as a percent)	6.00%
Government Subsidies
Government subsidies received	820	2,181	1,610
Government subsidies	1,446	3,111	163
Advertising costs
Advertising costs	$ 22,395	$ 2,902	$ 1,902
Minimum
Revenue Recognition
Period available for free support services	1 year
Lease accounting
Lease term	1 year
Maximum
Revenue Recognition
Period available for free support services	3 years
Lease accounting
Lease term	6 years
Operating licenses | Minimum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	1 year 9 months 18 days
Operating licenses | Maximum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	7 years
Contract backlog | Minimum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	1 year
Contract backlog | Maximum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	3 years
Customer relationship | Minimum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	3 years 3 months 18 days
Customer relationship | Maximum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	8 years
Non-compete agreement | Minimum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	3 years
Non-compete agreement | Maximum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	5 years 6 months
Complete technology | Minimum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	3 years 6 months
Complete technology | Maximum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	5 years
Content copyright
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	3 months
Partnership agreement
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	4 years 9 months 18 days
Complete applications
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	1 year 1 month 6 days